ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	$ 0	$ 0
Israeli government authorities	62	54	11
Prepaid expenses	60	106	105
Prepaid Expense and Other Assets, Current	$ 122	$ 160	$ 116